Note 5 - Investment in Interest-earning Time Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Investments in Interest-Earning Time Deposits by Contractual Maturity [Table Text Block]
	2023	2022
Due in one year or less	$1,000	$2,541
Due after one year through five years	912	1,292
Total	$1,912	$3,833